Other Financial Obligations	12 Months Ended
Dec. 31, 2017
Other Financial Obligations
Other Financial Obligations

23.   Other Financial Obligations:

As of December 31, 2016 and 2017, other financial institutions are detailed as follows:

	2016 MCh$	2017 MCh$
Other Chilean obligations	149,603	104,665
Public sector obligations	36,596	32,498

Total	186,199	137,163